Private Placement (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 21, 2021	Mar. 31, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Number of units issued in transaction (in Shares)	40,000,000
Unit price	$ 11.00
Gross proceeds from issuance offering (in Dollars)			$ 5,031,250
Warrant [Member]
Private Placement (Details) [Line Items]
Number of units issued in transaction (in Shares)		1,750,000	1,750,000
Unit price		$ 11.50	$ 11.50
Common stock, description		Each Private Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50.	Each Private Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50.
Private Placement [Member]
Private Placement (Details) [Line Items]
Number of units issued in transaction (in Shares)		1,150,000	1,150,000
Unit price		$ 10.00	$ 10.00
Gross proceeds from issuance offering (in Dollars)		$ 11,500,000	$ 11,500,000